Segmented information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segmented information [Text Block]

35. Segmented information

Hudbay is an integrated metals producer. When making decisions on expansions, opening or closing mines, as well as day to day operations, management evaluates the results from operating activities of the Company. Hudbay has the following reportable segments identified by the individual mining operations of Manitoba, British Columbia, Peru, as well as Arizona which holds our Copper World project. The Manitoba, British Columbia and Peru segments generate Hudbay's revenue. The Manitoba segment sells copper concentrate (containing copper, gold and silver), silver/gold doré, zinc concentrate (containing zinc and gold) and other products. The Peru segment consists of Hudbay's Constancia operation and sells copper concentrate and molybdenum concentrate. The British Columbia segment consists of the Copper Mountain operation and sells copper concentrate. No results for the British Columbia segment are reflected in the prior year comparative figures. Hudbay's Arizona segment consists of the Copper World project located in Arizona. Corporate and other activities include the Company's exploration activities in Chile, Canada and the State of Nevada. The exploration entities are not individually significant, as they do not meet the minimum quantitative thresholds. Corporate activities are not considered a segment and are included as a reconciliation to total consolidated results. Accounting policies for each reported segment are the same as those of the Company. Results from operating activities represents the profit earned by each segment without allocation of corporate costs. This is the measure reported to the chief operating decision-maker, Hudbay's President and Chief Executive Officer, for the purposes of resource allocation and the assessment of segment performance. Total assets and liabilities do not reflect intercompany balances, which have been eliminated on consolidation.

Year ended December 31, 2023
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Revenue from external customers	$1,040,298	$484,294	$165,438	$-	$-	$1,690,030
Cost of sales
Mine operating costs	494,500	286,401	124,911	-	-	905,812
Depreciation and amortization	275,647	104,266	11,744	-	-	391,657
Gross profit	270,151	93,627	28,783	-	-	392,561
Selling and administrative expenses	-	-	-	-	39,228	39,228
Exploration expenses	15,215	8,161	3,432	-	2,468	29,276
Other expenses	17,444	17,985	(54)	382	2,551	38,308
Re-evaluation adjustment - environmental provision	-	(13,737)	2,321	-	-	(11,416)
Results from operating activities	$237,492	$81,218	$23,084	$(382)	$(44,247)	$297,165
Net interest expense on long term debt						76,202
Accretion on streaming arrangements						26,291
Change in fair value of financial instruments						14,053
Other net finance costs						28,789
Profit before tax						151,830
Tax expense						82,287
Profit for the year						$69,543

Year ended December 31, 2022
	Peru	Manitoba	Arizona	Corporate and other activities	Total
Revenue from external customers	$828,150	$633,290	$-	$-	$1,461,440
Cost of sales
Mine operating costs	419,535	427,402	-	-	846,937
Depreciation and amortization	211,043	126,572	-	-	337,615
Gross profit	197,572	79,316	-	-	276,888
Selling and administrative expenses	-	-	-	33,986	33,986
Exploration expenses	13,359	10,644	8,657	1,851	34,511
Other expenses (income)	16,016	10,981	6,047	(458)	32,586
Re-evaluation adjustment - environmental provision	-	(133,460)	-	-	(133,460)
Impairment - Arizona	-	-	94,956	-	94,956
Results from operating activities	$168,197	$191,151	$(109,660)	$(35,379)	$214,309
Net interest expense on long term debt					67,663
Accretion on streaming arrangements					27,778
Change in fair value of financial instruments					942
Other net finance costs					22,111
Profit before tax					95,815
Tax expense					25,433
Profit for the year					$70,382

December 31, 2023
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Total assets	$2,406,260	$672,915	$1,027,976	$736,680	$468,803	$5,312,634
Total liabilities	1,086,229	413,331	276,723	23,446	1,306,066	3,105,795
Property, plant and equipment[1]	2,001,716	693,941	853,075	727,903	39,371	4,316,006

[1]Included in Corporate and Other activities is $27.6 million of property, plant and equipment that is located in Nevada.
December 31, 2023
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$160,878	$90,628	$50,082	$22,281	$-	$323,869

December 31, 2022
	Peru	Manitoba	Arizona	Corporate and other activities	Total
Total assets	$2,532,750	$690,403	$713,567	$389,223	$4,325,943
Total liabilities	974,184	427,107	36,131	1,316,712	2,754,134
Property, plant and equipment[1]	2,115,495	691,836	704,472	40,627	3,552,430

[1]Included in Corporate and Other activities is $27.4 million of property, plant and equipment that is located in Nevada.

December 31, 2022
	Peru	Manitoba	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$123,288	$161,849	$63,238	$168	$348,543

Geographical Segments

The following tables represent revenue information regarding Hudbay's geographical segments for the years ended December 31, 2023 and 2022:

	2023	2022
Revenue by customer location [1]
Canada	$501,193	$593,397
China	282,175	247,880
Switzerland	268,164	251,963
Hong Kong	176,698	62,608
Japan	165,438	66
United States	108,400	168,470
Singapore	91,499	65,750
Peru	44,414	-
South Korea	27,618	4
Philippines	20,686	34,389
Chile	2,940	33,557
Belgium	805	-
United Kingdom	-	3,356
	$1,690,030	$1,461,440

[1] Presented based on the ultimate destination of the product if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the customer's business office and not the ultimate destination of the product.

During the year ended December 31, 2023, five customers accounted for approximately 20%, 11%, 10%, 9%, and 7% respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba, British Columbia and Peru operating segments.

During the year ended December 31, 2022, five customers accounted for approximately 26%, 11%, 8%, 5% and 5% respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments.s